Standards, Amendments and Interpretations	12 Months Ended
Dec. 31, 2024
Standards, Amendments and Interpretations
Standards, Amendments and Interpretations

Note 4 Standards, Amendments and Interpretations

The Company has prepared its financial statements in accordance with IFRS Accounting Standards as issued by the IASB. IFRS Accounting Standards represents standards and interpretations approved by the IASB and are comprised of IFRS Accounting Standards, International Accounting Standards (“IAS’s”), and interpretations issued by the IFRS Interpretations Committee (“IFRIC’s”) and the former Standing Interpretations Committee (“SIC’s”). The financial statements have been prepared in accordance with IFRS Accounting Standards and interpretations effective as of December 31, 2024.

New IFRS Accounting Standards and interpretations or changes to existing standards with future effective dates are either not applicable or not expected to have a significant impact on the financial statements of the Company.

As at the date of authorization of these financial statements, the IASB had issued certain pronouncements that are mandatory for the Company’s accounting periods commencing on or after March 1, 2025. In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”) which replaces IAS 1 Presentation of Financial Statements. This standard aims to improve how companies communicate in their financial statements, with a focus on information about financial performance in the statement of profit or loss, in particular additional defined subtotals, disclosures about management-defined performance measures and new principles for aggregation and disaggregation of information. IFRS 18 is accompanied by limited amendments to the requirements in IAS 7 Statement of Cash Flows. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027. Companies are permitted to apply IFRS 18 before that date. The Company is currently assessing the impact the new standard will have on its financial statements. Other recent accounting pronouncements are not applicable or do not have a significant impact to the Company, have been excluded.